Promissory notes receivable	12 Months Ended
May 31, 2019
Promissory notes receivable
Promissory notes receivable

15.    Promissory notes receivable

	May 31,		Disposal/	May 31,
	2018	Additions	Impairment	2019
September 6, 2018 - $59,098 - 12%, due September 6, 2023	$—	$59,098	$(59,098)	$—
September 24, 2018 - $55,000 - 12%, due September 24, 2023	—	55,000	(55,000)	—
May 15, 2019 - $39,000 - 3%, due October 15, 2019	—	39,000	—	39,000
October 11, 2018 - GBP £4,600 - 3.25%, due October 11, 2021	—	7,952	(7,952)	—
October 31, 2018 - $6,609 - 12%, due October 31, 2023	—	6,609	(6,609)	—
November 1, 2018 - $200 - interest free, due May 1, 2020	—	200	—	200
	$—	$167,859	$(128,659)	$39,200

During the year, the Company impaired the promissory note receivable of £4,600 GBP to $nil (Note 11).